Annual Operating Expenses - FidelityManagedRetirementFunds-AIComboPRO - FidelityManagedRetirementFunds-AIComboPRO - Fidelity Managed Retirement 2020 Fund	Sep. 29, 2023
Fidelity Advisor Managed Retirement 2020 Fund - Class A
Operating Expenses:
Management fee	0.47%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	none
Total annual operating expenses	0.72%
Fidelity Advisor Managed Retirement 2020 Fund - Class I
Operating Expenses:
Management fee	0.47%
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	0.47%